Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Statement [Line Items]
Net Income		$ 1,232	$ 689	$ 1,557	$ 3,513	$ 4,564
Other Comprehensive Income (Loss), net of taxes
Reclassification to earnings of (gains) in the period	[1]	(18)	(36)	(14)	(74)	(43)
Other comprehensive income net of tax OCI debt financial assets		123	134	98	347	302
Net change in unrealized gains on cash flow hedges
Gains on derivatives designated as cash flow hedges arising during the period	[2]	83	1,380	290	1,673	1,480
Reclassification to earnings of (gains) losses on derivatives designated as cash flow hedges in the period	[3]	(37)	21	36	8	122
Other comprehensive income net of tax cash flow hedges		46	1,401	326	1,681	1,602
Net gains (losses) on translation of net foreign operations
Unrealized gains (losses) on translation of net foreign operations		(1,180)	1,487	(577)	516	(46)
Unrealized gains (losses) on hedges of net foreign operations	[4]	206	(304)	94	(145)	4
Other comprehensive income, net of taxes, translation of net foreign operations		(974)	1,183	(483)	371	(42)
Items that will not be reclassified to net income
Gains (losses) on remeasurement of pension and other employee future benefit plans	[5]	(189)	73	(233)	(244)	(383)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	[6]	(330)	351	31	(49)	12
Items that will not be reclassified to net income		(519)	424	(202)	(293)	(371)
Other Comprehensive Income (Loss), net of taxes		(1,324)	3,142	(261)	2,106	1,491
Total Comprehensive Income (Loss) attributable to Equity Holders of the Bank		(92)	3,831	1,296	5,619	6,055
Debt securities [member]
Other Comprehensive Income (Loss), net of taxes
Unrealized gains on fair value through OCI debt securities arising during the period	[7]	$ 141	$ 170	$ 112	$ 421	$ 345

[1]	Net of income tax provision of $6 million, $10 million, $5 million for the three months ended, and $23 million, $15 million for the nine months ended, respectively.
[2]	Net of income tax (provision) of $(27) million, $(497) million, $(106) million for the three months ended, and $(600) million, $(536) million for the nine months ended, respectively.
[3]	Net of income tax provision (recovery) of $13 million, $(7) million, $(13) million for the three months ended, and $(3) million, $(44) million for the nine months ended, respectively.
[4]	Net of income tax (provision) recovery of $(74) million, $110 million, $(35) million for the three months ended, and $53 million, $(2) million for the nine months ended, respectively.
[5]	Net of income tax (provision) recovery of $65 million, $(26) million, $83 million for the three months ended, and $85 million, $138 million for the nine months ended, respectively.
[6]	Net of income tax (provision) recovery of $120 million, $(127) million, $(11) million for the three months ended, and $18 million, $(4) million for the nine months ended, respectively.
[7]	Net of income tax (provision) of $(47) million, $(62) million, $(39) million for the three months ended, and $(147) million, $(117) million for the nine months ended, respectively.